LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Summary of lease cost
	2023	2022	2021
Amortization of right-of-use assets	$37,399	$86,911	$91,386
Interest on lease liabilities	$2,077	$296	$3,145
	December 31,	December 31,
	2023	2022
Right-of-use assets	$102,509	$13,107

Lease liabilities, current	63,410	10,887
Lease liabilities, non-current	32,525	-
Total lease liabilities	$95,935	$10,887

Summary of maturities of lease liabilities
As of
December 31,
Twelve months ending December 31,	2023
2024	$66,335
2025	33,122
Total Future minimum lease payments	99,457
Less: Imputed interest	(3,522)
Total	$95,935